UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          05/15/07
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        49
                                               -------------

Form 13F Information Table Value Total:        $8,976,724
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                  Form 13F INFORMATION TABLE


           COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- ---------- ---------- ------------------- ---------- -------- ------------------------
                                                         VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
----------------------------- -------------- ---------- ---------- ---------- --- ---- ---------- -------- ---------- ------  -----
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
AFFYMAX INC                   COM            00826A109     23,624     733,650 SH          SOLE                733,650   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
ALLSCRIPTS HEALTHCARE SOLUTI  COM            01988P108    101,985   3,803,989 SH          SOLE              3,803,989   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
AMERICA MOVIL SAB DE CV       SPON ADR L SHS 02364W105    567,616  11,877,289 SH          SOLE             11,877,289   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
APPLE INC                     COM            037833100    276,889   2,980,182 SH          SOLE              2,980,182   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
ARRAY BIOPHARMA INC           COM            04269X105      6,558     516,390 SH          SOLE                516,390   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH 112585104     10,774     206,153 SH          SOLE                206,153   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH 112585104    506,214   9,685,095 SH          SOLE              9,685,095   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
CAREER EDUCATION CORP         COM            141665109      6,100     200,000 SH  PUT     SOLE                200,000   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
CARMAX INC                    COM            143130102    351,041  14,304,866 SH          SOLE             14,304,866   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
CB RICHARD ELLIS GROUP INC    CL A           12497T101    148,223   4,336,549 SH          SOLE              4,336,549   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
CISCO SYS INC                 COM            17275R102    415,644  16,280,627 SH          SOLE             16,280,627   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
COACH INC                     COM            189754104    219,641   4,388,438 SH          SOLE              4,388,438   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
COMCAST CORP NEW              CL A SPL       20030N200     54,747   2,149,463 SH          SOLE              2,149,463   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
CTRIP COM INTL LTD            ADR            22943F100     50,942     760,501 SH          SOLE                760,501   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
DICKS SPORTING GOODS INC      COM            253393102    141,025   2,420,610 SH          SOLE              2,420,610   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
EAGLE MATERIALS INC           COM            26969P108    178,975   4,010,184 SH          SOLE              4,010,184   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
EASTMAN KODAK CO              COM            277461109     25,944   1,150,000 SH  PUT     SOLE              1,150,000   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
EQUINIX INC                   COM NEW        29444U502    193,853   2,263,848 SH          SOLE              2,263,848   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
EXPRESS SCRIPTS INC           COM            302182100    263,549   3,264,978 SH          SOLE              3,264,978   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
GARTNER INC                   COM            366651107     20,662     862,704 SH          SOLE                862,704   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
GENENTECH INC                 COM NEW        368710406    385,856   4,698,690 SH          SOLE              4,698,690   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
GENERAL ELECTRIC CO           COM            369604103     12,531     354,395 SH          SOLE                354,395   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
GOOGLE INC                    CL A           38259P508    411,183     897,467 SH          SOLE                897,467   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
GRUPO TELEVISA SA DE CV       SP ADR REP ORD 40049J206    287,678   9,653,613 SH          SOLE              9,653,613   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
ILLUMINA INC                  COM            452327109     95,208   3,249,421 SH          SOLE              3,249,421   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
INTERCONTINENTALEXCHANGE INC  COM            45865V100    328,686   2,689,517 SH          SOLE              2,689,517   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
ITT EDUCATIONAL SERVICES INC  COM            45068B109    148,922   1,827,485 SH          SOLE              1,827,485   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
MARTIN MARIETTA MATLS INC     COM            573284106    136,817   1,011,957 SH          SOLE              1,011,957   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
MASTERCARD INC                CL A           57636Q104    432,467   4,070,659 SH          SOLE              4,070,659   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
MSC INDL DIRECT INC           CL A           553530106    148,818   3,188,052 SH          SOLE              3,188,052   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
NETEASE COM INC               SPONSORED ADR  64110W102    142,670   8,042,286 SH          SOLE              8,042,286   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
NUTRI SYS INC NEW             COM            67069D108     26,205     500,000 SH  PUT     SOLE                500,000   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
NYMEX HOLDINGS INC            COM            62948N104    404,735   2,981,253 SH          SOLE              2,981,253   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
OVERSTOCK COM INC DEL         COM            690370101     10,541     635,000 SH  PUT     SOLE                635,000   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
P T TELEKOMUNIKASI INDONESIA  SPONSORED ADR  715684106     17,165     397,900 SH          SOLE                397,900   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
POLO RALPH LAUREN CORP        CL A           731572103     70,027     794,406 SH          SOLE                794,406   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
QUALCOMM INC                  COM            747525103    534,232  12,523,020 SH          SOLE             12,523,020   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
RESOURCES CONNECTION INC      COM            76122Q105     83,691   2,616,163 SH          SOLE              2,616,163   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
SCHLUMBERGER LTD              COM            806857108    327,893   4,745,199 SH          SOLE              4,745,199   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
SEPRACOR INC                  COM            817315104     23,781     510,000 SH  PUT     SOLE                510,000   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
SINA CORP                     ORD            G81477104    156,982   4,670,695 SH          SOLE              4,670,695   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
SOUTHWESTERN ENERGY CO        COM            845467109    417,841  10,196,212 SH          SOLE             10,196,212   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
SRA INTL INC                  CL A           78464R105      8,809     361,600 SH          SOLE                361,600   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
STANDARD PAC CORP NEW         COM            85375C101    124,678   5,974,021 SH          SOLE              5,974,021   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
STRAYER ED INC                COM            863236105     71,719     573,755 SH          SOLE                573,755   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
TEXAS INDS INC                COM            882491103    134,277   1,777,799 SH          SOLE              1,777,799   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
VISTAPRINT LIMITED            SHS            G93762204     54,814   1,431,177 SH          SOLE              1,431,177   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
VULCAN MATLS CO               COM            929160109    361,090   3,100,017 SH          SOLE              3,100,017   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......
WNS HOLDINGS LTD              SPON ADR       92932M101     53,402   1,832,608 SH          SOLE              1,832,608   0      0
.............................. .............. .......... .......... .......... ... .... .......... ........ .......... ...... ......

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